Variable Interest Entities - Variable Interest Entities Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Total Assets	$ 184,381	$ 187,168
Total Liabilities	164,000	168,992
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total Assets	508	733
Total Liabilities	0	1
Variable Interest Entity, Not Primary Beneficiary | LIHTC investments
Variable Interest Entity [Line Items]
Total Assets	11,212	9,901
Total Liabilities	5,026	4,468
Maximum Exposure to Loss	2,913	2,996
Variable Interest Entity, Not Primary Beneficiary | Indirect investments
Variable Interest Entity [Line Items]
Total Assets	1,858	2,352
Total Liabilities	3	3
Maximum Exposure to Loss	$ 10	$ 15